GOODWILL	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
GOODWILL

8. GOODWILL

	As at December 31,
	2022	2023
	RMB	RMB	USD
Net carrying amount as at the beginning of the year	19,713	19,713	2,777
Less: impairment provided during the year	-
Net carrying amount as at the end of the year	19,713	19,713	2,777
Less: net carrying amount of the discontinued operation	(19,713)	(19,713)	(2,777)
Net carrying amount of the continuing operations	-	-	-

The Group completed its annual goodwill impairment analysis for the years ended December 31, 2022 and 2023, and no impairment charges were recorded.